Earnings/(Loss) per share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per Share [Abstract]
Net income (loss)	$ 10,907	$ (193,768)	$ (197,756)
Weighted average number of outstanding shares - basic	11,958,140	11,576,576	7,314,636
Net income / (loss) per common share - basic	$ 0.91	$ (16.74)	$ (27.04)
Non-vested equity incentive shares	1,136	0	0
Weighted average number of outstanding shares - diluted	11,959,276	11,576,576	7,314,636
Net income / (loss) per common share - diluted	$ 0.91	$ (16.74)	$ (27.04)